SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details) - COP ($) $ in Millions		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020
VLIPCO S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Proportion of ownership interest and voting power held by the Bank	94.77%
Number of shares acquired	91,791
Value of shares acquired	$ 9,474
Percentage of common stock acquired	94.77%
Percentage of Ownership interest	47.40%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Trust
Proportion of ownership interest and voting power held by the Bank		98.81%	98.81%	98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Investment banking
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Securities brokerage
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
VLIPCO S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Technology services provider
Proportion of ownership interest and voting power held by the Bank		94.77%
Renting Colombia S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Operating leasing
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Transportempo S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Transportation
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Investments
Proportion of ownership interest and voting power held by the Bank		99.94%	99.94%	99.94%
Pasarela Colombia S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Payment solutions
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Real estate investment fund
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%	49.96%
P.A. Inmuebles CEM
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. Calle 92 FIC-11
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		32.47%	32.47%
P.A. FIC Edificio Corfinsura
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. FIC-A5
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. FIC Inmuebles
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. FIC Clinica de Prado
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		38.49%	38.49%
P. A. FIC A6
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. Central Point
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		37.47%	37.47%
Fideicomiso Irrevocable de Garantia, Fuente de Pago y Administracion Inmobiliaria Polaris
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. Fideicomiso Twins Bay
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
Fideicomiso Lote Av San Martin
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
P.A. Fideicomiso Lote 30
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		49.96%	49.96%
Fideicomiso Fondo Inmobiliario Bancolombia
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		17.54%
Valores Simesa S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Investments
Proportion of ownership interest and voting power held by the Bank		66.82%	67.11%	67.11%
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank			66.77%	66.77%
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		66.49%	66.77%	66.77%
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Colombia
Business		Mercantil trust
Proportion of ownership interest and voting power held by the Bank		66.49%	66.77%	66.77%
Bancolombia Panama S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Banking
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Investments
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Investments
Proportion of ownership interest and voting power held by the Bank		99.17%	99.17%	99.17%
Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Banking
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Trust
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Financomer S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Financial services
Proportion of ownership interest and voting power held by the Bank			100.00%	100.00%
Leasing Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Leasing
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Valores Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Securities brokerage
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversion SA
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Holding
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Collective investment fund
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Fondo Renta Sostenible Global S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Collective investment fund
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Purchase and sale of securities
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Real estate
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Real estate
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Steens Enterprises S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Portfolio holder
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Ordway Holdings S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Real estate broker
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Panama
Business		Holding
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Percentage of common stock acquired					40.00%
Banco Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Banking
Proportion of ownership interest and voting power held by the Bank		99.66%	99.59%	59.72%
Seguros Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Insurance agency
Proportion of ownership interest and voting power held by the Bank		79.92%	79.90%	47.93%
Financiera Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Financial services
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Agrovalores S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Securities brokerage
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Arrendadora Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Operating Leasing
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Insurance agency
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Asistencia y Ajustes S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Services
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Serproba S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Maintenance and remodelling services
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Servicios de Formalizacion S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Loans formalization
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Conserjeria, Mantenimiento y Mensajeria S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Guatemala
Business		Maintenance services
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	60.00%
Mercom Bank Ltd.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Barbados
Business		Banking
Proportion of ownership interest and voting power held by the Bank		99.66%	99.59%	59.72%
New Alma Enterprises Ltd.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Bahamas
Business		Investments
Proportion of ownership interest and voting power held by the Bank		99.66%	99.59%	59.72%
Bancolombia Puerto Rico Internacional Inc.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Puerto Rico
Business		Banking
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Bancolombia Cayman S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Cayman Islands
Business		Banking
Proportion of ownership interest and voting power held by the Bank		100.00%	100.00%	100.00%
Banco Agricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Banking
Proportion of ownership interest and voting power held by the Bank		97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Leasing
Proportion of ownership interest and voting power held by the Bank		97.37%	97.37%	97.37%
Credibac S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Credit card services
Proportion of ownership interest and voting power held by the Bank		97.36%	97.36%	97.36%
Valores Banagricola S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Securities brokerage
Proportion of ownership interest and voting power held by the Bank		98.89%	98.89%	98.89%
Inversiones Financieras Banco Agricola S.A. IFBA
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Investments
Proportion of ownership interest and voting power held by the Bank		98.89%	98.89%	98.89%
Gestora de Fondos de Inversion Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		El Salvador
Business		Administers investment funds
Proportion of ownership interest and voting power held by the Bank		98.89%	98.89%	98.89%
Bagricola Costa Rica S.A.
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		Costa Rica
Business		Outsourcing
Proportion of ownership interest and voting power held by the Bank		99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		United States
Business		Holding
Proportion of ownership interest and voting power held by the Bank		100.00%
Bancolombia Capital Adviser LLC
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		United States
Business		Investment advisor
Proportion of ownership interest and voting power held by the Bank		100.00%
Bancolombia Capital LLC
SIGNIFICANT ACCOUNTING POLICIES
Jurisdiction of incorporation		United States
Business		Securities brokerage
Proportion of ownership interest and voting power held by the Bank		100.00%
Banistmo and Bancolombia Panama
SIGNIFICANT ACCOUNTING POLICIES
Capital reserve		$ 1,428,964	$ 1,232,033